Financial assets at fair value through profit or loss - Summary of non-trading ferivatives (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 3,583	€ 2,257
Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	3,583	2,257
Non-trading Derivative [Member] | Other non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	1,653	1,033
Fair value hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	486	524
Cash flow hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	1,376	677
Hedges of net investments in foreign operations [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 69	€ 23